Loss Per Share	12 Months Ended
Dec. 31, 2021
Loss Per Share
Loss Per Share

18. Loss Per Share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 for the years ended December 31, 2019, 2020 and 2021 as follows:

	For the year ended December 31,
	2019	2020	2021	2021
				US$
	RMB	RMB	RMB	Note 2(e)
Numerator:
Net loss	(2,909,443)	(1,649,174)	(3,849,838)	(604,125)
Net loss attributable to non-controlling interests shareholders	—	—	(112)	(18)
Net loss attributed to Missfresh Limited	(2,909,443)	(1,649,174)	(3,849,726)	(604,107)
Accretion of convertible redeemable preferred shares to redemption value	(378,731)	(508,321)	(313,680)	(49,223)
Accretion of convertible redeemable non-controlling preferred shares to redemption value	(37,219)	(6,750)	(4,296)	(674)
Deemed dividends to convertible redeemable non-controlling preferred shareholders	(148,919)	—	—	—
Net loss attributable to ordinary shareholders of Missfresh Limited	(3,474,312)	(2,164,245)	(4,167,702)	(654,004)
Denominator:
Weighted average number of ordinary shares outstanding*	87,258,997	98,647,803	408,600,180	408,600,180
Net loss per ordinary share
—Basic	(39.82)	(21.94)	(10.20)	(1.60)
—Diluted	(39.82)	(21.94)	(10.20)	(1.60)
*	Vested restricted shares units are considered outstanding in the computation of basics loss per share.

For the years ended December 31, 2019, 2020 and 2021, the Company had ordinary equivalent shares, including restricted share units and option granted, preferred shares, Option and Convertible Note. As the Group incurred loss for the years ended December 31, 2019, 2020 and 2021, these ordinary equivalent shares were anti-dilutive and excluded from the calculation of diluted loss per share of the Company. The weighted-average numbers of preferred shares, Options and Convertible Notes using the if converted method excluded from the calculation of diluted loss per share of the Company were 375,258,213, nil, and nil for the year ended December 31, 2019 and 419,770,665, 1,387,545, and 2,881,824 for the year ended December 31, 2020 and 230,795,719, 1,294,256 and 2,688,070 for the year ended December 31, 2021 respectively. The weighted-average numbers of share-based awards excluded from the calculation of diluted loss per share of the Company were 24,325,904, 18,249,547 and 6,483,388 for the years ended December 31, 2019, 2020 and 2021, respectively.